CONVERTIBLE NOTES PAYABLE (Details- Convertible debt instruments) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal Balance	$ 3,831,850	$ 3,831,850
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	1,222
Accrued Interest on Convertible Debt	$ 660,854	612,460
Interest Expense On Convertible Debt	107,459
Unamortized Debt Discount	$ 11,305	24,820
Convertible Note 9 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Sep. 12, 2016
Debt Maturity date	Sep. 12, 2017
Principal Balance	$ 50,080	50,080
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	1,222
Accrued Interest on Convertible Debt	$ 7,399	5,581
Interest Expense On Convertible Debt	2,496
Unamortized Debt Discount	$ 0
Convertible Note 10 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jan. 24, 2017
Debt Maturity date	Jan. 24, 2018
Principal Balance	$ 55,000	55,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 83,618	80,875
Interest Expense On Convertible Debt	2,742
Unamortized Debt Discount	$ 0
Convertible Note 10-1 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Feb. 10, 2023
Debt Maturity date	Feb. 10, 2024
Principal Balance	$ 50,000	50,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 8,527	6,658
Interest Expense On Convertible Debt	1,870
Unamortized Debt Discount	$ 0
Convertible Note 10-2 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Mar. 30, 2023
Debt Maturity date	Mar. 30, 2024
Principal Balance	$ 25,000	25,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 3,771	2,836
Interest Expense On Convertible Debt	935
Unamortized Debt Discount	$ 0
Convertible Note 10-3 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Aug. 11, 2023
Debt Maturity date	Aug. 11, 2024
Principal Balance	$ 25,000	25,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 2,404	1,469
Interest Expense On Convertible Debt	935
Unamortized Debt Discount	$ 0
Convertible Note 29-2 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Nov. 08, 2019
Debt Maturity date	Nov. 08, 2020
Principal Balance	$ 36,604	36,604
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 12,299	10,109
Interest Expense On Convertible Debt	2,190
Unamortized Debt Discount	$ 0
Convertible Note 31 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Aug. 28, 2019
Debt Maturity date	Aug. 28, 2020
Principal Balance	$ 0	0
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 0	8,385
Interest Expense On Convertible Debt	0
Unamortized Debt Discount	$ 0
Convertible Note 37-1 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Sep. 03, 2020
Debt Maturity date	Jun. 30, 2021
Principal Balance	$ 113,667	113,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 70,030	64,929
Interest Expense On Convertible Debt	5,101
Unamortized Debt Discount	$ 0
Convertible Note 37-2 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Nov. 02, 2020
Debt Maturity date	Aug. 31, 2021
Principal Balance	$ 113,167	113,167
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 68,673	63,594
Interest Expense On Convertible Debt	5,079
Unamortized Debt Discount	$ 0
Convertible Note 37-3 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Dec. 29, 2020
Debt Maturity date	Sep. 30, 2021
Principal Balance	$ 113,166	113,166
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 67,637	62,558
Interest Expense On Convertible Debt	5,079
Unamortized Debt Discount	$ 0
Convertible Note 40-1 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Sep. 22, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 2,600,000	2,600,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 267,488	252,665
Interest Expense On Convertible Debt	64,821
Unamortized Debt Discount	$ 0
Convertible Note 40-2 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Nov. 04, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 9,651	7,939
Interest Expense On Convertible Debt	1,712
Unamortized Debt Discount	$ 0
Convertible Note 40-3 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Nov. 28, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 9,217	7,506
Interest Expense On Convertible Debt	1,712
Unamortized Debt Discount	$ 0
Convertible Note 40-4 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Dec. 21, 2022
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 68,667	68,667
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 8,766	7,054
Interest Expense On Convertible Debt	1,712
Unamortized Debt Discount	$ 0
Convertible Note 40-5 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jan. 24, 2023
Debt Maturity date	Mar. 21, 2024
Principal Balance	$ 90,166	90,166
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 10,531	8,284
Interest Expense On Convertible Debt	2,248
Unamortized Debt Discount	$ 0
Convertible Note 40-6 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Mar. 21, 2023
Debt Maturity date	Sep. 22, 2024
Principal Balance	$ 139,166	139,166
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 14,141	10,671
Interest Expense On Convertible Debt	3,470
Unamortized Debt Discount	$ 0
Convertible Note 40-7 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jun. 05, 2023
Debt Maturity date	Jun. 05, 2024
Principal Balance	$ 139,166	139,166
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 11,295	7,826
Interest Expense On Convertible Debt	3,470
Unamortized Debt Discount	$ 6,530
Convertible Note 40-8 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jun. 13, 2023
Debt Maturity date	Jun. 13, 2024
Principal Balance	$ 21,167	21,167
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 1,654	1,127
Interest Expense On Convertible Debt	528
Unamortized Debt Discount	$ 1,032
Convertible Note 40-9 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jul. 19, 2023
Debt Maturity date	Jul. 19, 2024
Principal Balance	$ 35,500	35,500
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 2,490	1,605
Interest Expense On Convertible Debt	885
Unamortized Debt Discount	$ 2,650
Convertible Note 40-10 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jul. 24, 2023
Debt Maturity date	Jul. 24, 2024
Principal Balance	$ 14,000	14,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 963	614
Interest Expense On Convertible Debt	349
Unamortized Debt Discount	$ 1,093
Convertible Note 41 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Aug. 25, 2023
Debt Maturity date	Aug. 25, 2024
Principal Balance	$ 5,000	5,000
New Loans	0
Principal Conversions	0
Cash Paydown	$ 0
Shares Issued Upon Conversion	0
Accrued Interest on Convertible Debt	$ 300	$ 175
Interest Expense On Convertible Debt	$ 125